Trade receivables - Aging list (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables [line items]
Trade receivables	R$ 146,493	R$ 122,039
Provision for revenue cancellation	(4,191)	(3,136)	R$ (5,212)	R$ (5,655)
Cost
Trade Receivables [line items]
Trade receivables	72,338	70,216
Provision for revenue cancellation	(4,191)	(3,136)
Cost | From 1 to 30 days
Trade Receivables [line items]
Trade receivables	27,368	24,990
Cost | From 31 to 60 days
Trade Receivables [line items]
Trade receivables	25,949	21,176
Cost | From 61 to 90 days
Trade Receivables [line items]
Trade receivables	22,782	17,697
Cost | From 91 to 180 days
Trade Receivables [line items]
Trade receivables	40,326	30,771
Cost | From 181 to 365 days
Trade Receivables [line items]
Trade receivables	75,855	62,453
Allowance
Trade Receivables [line items]
Trade receivables	R$ (113,934)	R$ (102,128)